Significant accounting policies - Schedule of estimated useful life of property, plant and equipment (Details)	Dec. 31, 2023
Minimum | Information technology
Property, plant and equipment, net
Estimated useful life	3 years
Minimum | Furniture and fixtures
Property, plant and equipment, net
Estimated useful life	3 years
Minimum | Building and improvements
Property, plant and equipment, net
Estimated useful life	15 years
Maximum | Information technology
Property, plant and equipment, net
Estimated useful life	5 years
Maximum | Furniture and fixtures
Property, plant and equipment, net
Estimated useful life	7 years
Maximum | Building and improvements
Property, plant and equipment, net
Estimated useful life	39 years